Share-based Payments - Other plans (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 14,517	€ 11,608
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	3,684	5,225
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	2,312	1,728
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	504	1,705
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,845	1,676
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,058	(919)
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	553	3,463
Share-based payment - Vendor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 4,561
Executives - Success fees (cash-settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense		2,141
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense		€ (3,411)